SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES (Details)	12 Months Ended
	Dec. 31, 2017 shares	Dec. 31, 2016
Dividends
Mandatory Minimum Annual Dividend, Percentage	30.00%
Dilutive effect of instruments on EPS
Antidilutive shares excluded from calculation of diluted EPS	0
Venezuelan bolivar fuerte
Hyperinflation
Foreign Currency Hyperinflation Exchange Rate, Bolivar Forte to Real	1,011.19	206.61